Mortgage Banking Activities, Mortgage Servicing Rights (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Servicing Asset [Abstract]
Total MSRs	$ 6,327	$ 7,779	$ 8,508
Commercial mortgage servicing [Member]
Servicing Asset [Abstract]
Commercial MSRs at amortized cost, end of period	631	935	1,040
Mortgage Banking Activities Textual [Abstract]
Servicing asset at amortized cost, estimated fair value	755	1,500	1,600
Residential mortgage servicing rights [Member]
Changes in MSRs measured at fair value
Residential MSRs at fair value, beginning of period	6,844	7,468	9,310
Originations/purchases	98	94	161
Sales and other	(759)	(312)	(902)
Net reductions	(661)	(218)	(741)
Changes in fair value:
Net changes in valuation inputs or assumptions	257	492	86
Changes due to collection/realization of expected cash flows	(744)	(898)	(1,187)
Total changes in fair value	(487)	(406)	(1,101)
Residential MSRs at fair value, end of period	5,696	6,844	7,468
Residential mortgage servicing rights [Member] | Market interest rates [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	(44)	538	228
Residential mortgage servicing rights [Member] | Servicing and foreclosure costs [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	(3)	(45)	(14)
Residential mortgage servicing rights [Member] | Discount rates [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	43	(73)	(149)
Residential mortgage servicing rights [Member] | Prepayment estimates and other [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	$ 261	$ 72	$ 21